Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization expenses of intangible assets (in Dollars)	$ 130
Growth rate	5 years
ILSB [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Budget	5 years
After-tax discount rate	16.50%
Amortized period	5 years
Fixed growth rate	3.00%
OFN [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Budget	5 years
After-tax discount rate	26.00%
Amortized period	5 years
Fixed growth rate	3.00%